5 Business combinations (Details Narrative) - BRL (R$) R$ in Thousands	May 09, 2019	Apr. 03, 2019	Mar. 29, 2019	Apr. 30, 2022	Apr. 30, 2021	Apr. 30, 2020	Dec. 31, 2019	Apr. 30, 2019
Medcel Editora and CBB Web [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			100.00%				100.00%
Uniao Educacional do Planalto Central S.A. ("UEPC") [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			15.00%
Instituto Educacional Santo Agostinho S.A. ("FASA") [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary		90.00%
Purchase price adjustments		R$ 3,022
Goodwill recognised		58,903
Purchase consideration transferred		201,565
Transaction costs (included in cash flows from operating activities)		(1,887)
Revenue of acquiree since acquisition date		69,996
Profit (loss) of acquiree since acquisition date		16,501
Revenue of combined entity as if combination occurred at beginning of period		90,063
Profit (loss) of combined entity as if combination occurred at beginning of period		16,872
Cash paid		R$ 102,330
Description of adjustment		IPCA rate + 4.1% per year
Instituto Educacional Santo Agostinho S.A. ("FASA") [Member] | Events After Reporting Period [Member]
Disclosure of detailed information about business combination [line items]
Cash paid				R$ 29,770	R$ 29,770	R$ 39,695
Instituto De Pesquisa E Ensino Medico Do Estado De Minas Gerais Ltda. ("IPEMED") [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary	100.00%
Goodwill recognised	R$ 87,647
Indemnification assets	1,320
Purchase consideration transferred	97,542
Transaction costs (included in cash flows from operating activities)	(180)
Revenue of acquiree since acquisition date	43,244
Profit (loss) of acquiree since acquisition date	10,735
Revenue of combined entity as if combination occurred at beginning of period	67,594
Profit (loss) of combined entity as if combination occurred at beginning of period	6,808
Cash paid	R$ 52,239							R$ 25,000
Description of adjustment	R$45,303 payable in five annual installments due from February 2020 to February 2024 adjusted by the Interbank Certificates of Deposit ("CDI") rate.
Guardaya Empreendimentos and Participacoes S.A. ("Guardaya") [Member]
Disclosure of detailed information about business combination [line items]
Proportion of ownership interest in subsidiary			100.00%
Goodwill recognised			R$ 139,294
Purchase consideration transferred			259,113
Transaction costs (included in cash flows from operating activities)			(482)
Revenue of acquiree since acquisition date			40,554
Profit (loss) of acquiree since acquisition date			5,786
Revenue of combined entity as if combination occurred at beginning of period			75,238
Profit (loss) of combined entity as if combination occurred at beginning of period			21,924
Cash paid
BR Health and Guardaya [Member]
Disclosure of detailed information about business combination [line items]
Number of shares issued in acquisition			378,696
Purchase consideration transferred			R$ 259,113